ORDINARY SHARES - Additional Information (Details)	Jun. 02, 2025 shares	Jan. 22, 2024 shares	Jan. 19, 2024 shares	Apr. 27, 2021 shares	Sep. 14, 2020 shares	May 27, 2020 shares	Aug. 14, 2019 shares	Jun. 26, 2019 shares	Jun. 17, 2019 shares	Aug. 06, 2018 shares	Jul. 30, 2018 shares	Jul. 26, 2018 Vote shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Class A ordinary shares
ORDINARY SHARES
Number of shares issued				2,000,000						600,000	8,000,000
Number of shares converted												169,239,905
Number of shares cancelled		5,453,090	2,322,796			1			1
Ordinary shares, vote per share | Vote												1
Ordinary shares, shares issued													222,055,327	229,831,213
Ordinary shares, outstanding													134,586,659	144,857,131
Class B ordinary shares
ORDINARY SHARES
Number of shares issued	10,000,000
Number of shares converted					2,000,000		1,737,238	609,805
Ordinary shares, vote per share | Vote												20
Ordinary shares, shares issued													72,978,677	72,978,677
Ordinary shares, outstanding													72,978,677	72,978,677
American Depositary Shares
ORDINARY SHARES
Number of shares issued										300,000	4,000,000